Share Based Compensation - Schedule of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2022 shares ¥ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Bottom of range | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise | ¥ / shares			¥ 2.24
Top of range | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise | ¥ / shares			¥ 2.32
2014 Share Incentive Plan
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Expiry date	10 years commencing from the date of grant of options
Share options | shares	1,412,772	2,991,778	1,412,772		5,983,900	13,897,304
Weighted average remaining contractual life of options outstanding at end of period:	2 years 10 months 28 days	3 years 11 months 19 days
2014 Share Incentive Plan | Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 0.000076
Share options | shares	256,210	485,544	256,210
2014 Share Incentive Plan | Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 0.27
Share options | shares	1,156,562	2,506,234	1,156,562
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Expiry date	10 years commencing from the date of grant of options
Share options	48,104,542	24,792,940	48,104,542	24,792,940	21,151,186	26,640,508
Weighted average remaining contractual life of options outstanding at end of period:	8 years 1 month 13 days	7 years 10 months 2 days
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 0.27
Share options	818,024		818,024	1,271,442
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 1.93
Share options	15,952,792		15,952,792	0
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	12,871,384	4,270,392	12,871,384
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 3.32
Share options	307,792		307,792	307,792
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	579,952		579,952	579,952
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Six
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 5.29
Share options	5,803,160		5,803,160	6,327,742
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	4,015,280		4,015,280	4,241,962
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	7,587,078		7,587,078	7,624,578
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Ten
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 9.53
Share options	169,080		169,080	169,080
2017 Restricted Share Scheme and 2017 Option Plan | Bottom of range | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 4.04
2017 Restricted Share Scheme and 2017 Option Plan | Bottom of range | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	6.20
2017 Restricted Share Scheme and 2017 Option Plan | Bottom of range | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	7.05
2017 Restricted Share Scheme and 2017 Option Plan | Top of range | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	4.24
2017 Restricted Share Scheme and 2017 Option Plan | Top of range | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	6.37
2017 Restricted Share Scheme and 2017 Option Plan | Top of range | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 7.61